Non-controlling Interests (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
EQUITY
Capital stock	$ 4,836,708	$ 4,907,765
Additional paid-in-capital	15,889,819	15,889,819
Legal reserve	2,139,007	2,139,007
Retained earnings from prior years	88,218,188	84,280,397
Accumulated other comprehensive income (loss):
Carrying value of the non-controlling interest	15,406,402	14,497,024
Aggregate amount of dividends paid	1,459,320		$ 2,664,340
Dividends received	10,000
Non-controlling Interests
EQUITY
Capital stock	1,100,312	1,102,334
Additional paid-in-capital	2,986,354	2,986,360
Legal reserve	215,736	216,071
Retained earnings from prior years	9,649,348	8,483,413
Net income for the year	1,298,959	1,553,166
Accumulated other comprehensive income (loss):
Cumulative result from foreign currency translation	174,598	166,275
Remeasurement of post-employment benefit obligations on defined benefit plans	(18,905)	(10,595)
Carrying value of the non-controlling interest	15,406,402	14,497,024
Aggregate amount of dividends paid	405,928		1,598,153
Non-controlling Interests | Sky.
Accumulated other comprehensive income (loss):
Aggregate amount of dividends paid	750,000	2,750,000	$ 3,800,000
Dividends paid to non controlling interest	309,174	1,134,808		$ 1,570,659
Non-controlling Interests | Radiopolis.
Accumulated other comprehensive income (loss):
Aggregate amount of dividends paid		650,346
Dividends paid to non controlling interest		325,173
Non-controlling Interests | Pantelion
Accumulated other comprehensive income (loss):
Aggregate amount of dividends paid		394,269
Dividends paid to non controlling interest		$ 193,192
Non-controlling Interests | Publicidad Virtual, S.A. de C.V.
Accumulated other comprehensive income (loss):
Aggregate amount of dividends paid	40,000
Dividends paid to non controlling interest	$ 19,600